SUBSEQUENT EVENTS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	Apr. 24, 2025 USD ($) shares	Apr. 01, 2025 USD ($) $ / shares shares	Mar. 31, 2025 ¥ / shares	Dec. 31, 2023 CNY (¥)
Intangible assets, net | ¥				¥ 5,287
Subsequent event
Shares issued price | ¥ / shares			¥ 0.08
Stock issued during period | shares	10,000,000
Total purchase price	$ 400
Intangible Asset Purchase Agreement | Subsequent event
Shares issued price | $ / shares		$ 0.08
Intangible assets, net		$ 10,850
Asset acquisition | shares		135,625,000
Purchase of building		$ 10,850
Class A ordinary shares | Subsequent event
Common stock, capital shares reserved | shares		25,000,000
Capital reserved for future issuance		$ 2,000
Shares issued price | $ / shares		$ 0.08